Differences between US Statutory Tax Rate and Effective Income Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Favorable adjustment related to foreign tax credit not previously recognized					$ 4
Benefits of temporary reduction in statutory tax rate	4		6		8
Amortization of deferred income tax liability					35
Change in uncertain tax positions	$ 1	[1]	$ 10	[1]	$ (1)	[1]
Minimum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2017		2017		2017
Maximum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2024		2024		2024

[1]	The change in uncertain tax positions recorded in continuing operations was a decrease of $1 million and increases of $10 million and $1 million in 2011, 2012 and 2013, respectively, which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.